Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) (Common Shares [Member], March 6, 2014 [Member])	Dec. 31, 2013
Common Shares [Member] | March 6, 2014 [Member]
Class of Stock [Line Items]
Common Shares	221,187,872
Stock options	5,455,690
Total number of shares outstanding	226,643,562